Expense Example, No Redemption {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-12 - Fidelity® California Municipal Income Fund	Apr. 29, 2022 USD ($)
Fidelity Advisor California Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor California Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	469
3 Years	615
5 Years	774
10 Years	1,236
Fidelity Advisor California Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,624
Fidelity Advisor California Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor California Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530